Financial Information by Segments	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial information by segments
22.	Financial information by segments

The Company analyses its information by region, due to the operational structure and the organization of its business. Information used for making decisions is based on such regions. The Company’s sales are made in Mexico, the United States of America and Brazil. The Mexican segment includes the plants in Mexicali, Guadalajara, Tlaxcala and San Luis Potosi. The USA segment includes the seven Republic plants six of which are located in the United States (Ohio, Indiana and New York) and one in Canada (Ontario). The plant in Canada stopped operating in 2018. The Brazilian segment includes the plants in Cariacica and Itaúna. The segments are engaged in the manufacturing and sale of long steel products intended mainly for the building and automotive industries.

	Year ended December 31, 2021
	Mexico	USA	Brazil	Eliminations between segments		Total
Net sales	$29,678,133	$8,216,595	$17,725,628	$		$55,620,356
Cost of sales	21,337,462	7,159,354	11,471,370			39,968,186
Gross profit (loss)	8,340,671	1,057,241	6,254,258			15,652,170
Administrative expenses	(907,798)	(256,875)	(877,969)			(2,042,642)
Other income (expenses), net	(77,530)	454,303	1,793		(455,972)	(77,406)
Interest income	65,631	317				65,948
Interest expense	(28,904)	(61,494)	(96,486)		99,439	(87,445)
Exchange rate gain (loss), net	325,389	(378)	(120,300)		120,300	325,011
Income (loss) before income taxes	7,717,459	1,193,114	5,161,296		(236,233)	13,835,636
Income taxes	2,472,751	477,380	1,439,638			4,389,769
Net income (loss) for the year	$5,244,708	$715,734	$3,721,658		$(236,233)	$9,445,867

Depreciation and Amortization	$667,167	$270,119	$237,822			$1,175,108

Total assets	47,917,643	10,836,083	8,815,051		$(10,226,205)	57,342,572

Total, liabilities	7,828,384	5,544,135	12,396,190		(10,226,205)	15,542,504

Acquisitions of property, plant and equipment	367,496	288,487	410,439			1,066,422

	Year ended December 31, 2020
	Mexico	USA	Brazil	Eliminations between segments		Total
Net sales	$19,660,889	$5,549,366	$10,659,059	$		$35,869,314
Cost of sales	15,459,258	5,677,213	8,075,253			29,211,724
Gross profit (loss)	4,201,631	(127,847)	2,583,806			6,657,590
Administrative expenses	(1,117,817)	(240,726)	(660,785)			(2,019,328)
Other income (expenses), net	52,656	505,946	(11,854)			546,748
Interest income	107,605	222	0			107,827
Interest expense	(5,108)	(16,104)	(66,007)		33,473	(53,746)
Exchange rate gain (loss), net	(483,822)	1,510	(1,096,416)		1,215,564	(363,164)
Income (loss) before income taxes	2,755,145	123,001	748,744		1,249,037	4,875,927
Income taxes	1,747,568	118,926	211,350			2,077,844
Net income (loss) for the year	$1,007,577	$4,075	$537,394		$1,249,037	$2,798,083

Depreciation and Amortization	$693,362	$332,186	$426,723			$1,452,271

Total assets	33,386,043	9,237,831	5,807,121		$(2,927,348)	45,503,647

Total liabilities	6,944,579	4,797,682	3,670,075		(2,927,348)	12,484,988

Acquisitions of property, plant and equipment	278,700	41,054	631,451			951,205

	Year ended December 31, 2019
	Mexico	USA	Brazil	Eliminations between segments		Total
Net sales	$18,530,672	$7,120,360	$8,520,169	$		$34,171,201
Cost of sales	14,934,575	7,752,776	7,379,790			30,067,141
Gross profit (loss)	3,596,097	(632,416)	1,140,379			4,104,060
Administrative expenses	(848,495)	(267,756)	(521,174)			(1,637,425)
Other income (expenses), net	(175,412)	71,324	(32,494)			(136,582)
Interest income	145,729	266	0			145,995
Interest expense	3,438	(84,621)	(110,919)		137,053	(55,049)
Exchange rate gain (loss), net	(628,044)	2,745	(177,314)		18,030	(784,583)
Income (loss) before income taxes	2,093,313	(910,458)	298,478		155,083	1,636,416
Income taxes	3,505,015	(236,598)	7,857			3,276,274
Net income (loss) for the year	$(1,411,702)	$(673,860)	$290,621		$155,083	$(1,639,858)

Depreciation and Amortization	$577,048	$260,760	$270,821			$1,108,629

Total assets	32,935,743	8,419,771	6,002,701		$(3,343,456)	44,014,759

Total liabilities	7,253,713	4,219,817	3,274,908		(3,343,456)	11,404,982

Acquisitions of property, plant and equipment	785,818	278,467	207,135			1,271,420

Information on products:

	Year ended December 31,
	2021	2020	2019
Light structural	$2,600,484	$1,529,216	$1,396,632
Structural	5,342,228	3,677,441	3,304,178
Bars	4,456,151	2,061,053	2,220,264
Rebar	19,625,066	14,081,399	12,370,490
Flat rebar	3,376,554	1,851,960	1,833,576
Hot rolled bars	11,413,275	7,548,939	8,226,613
Cold drawn bars	3,213,061	2,139,938	3,102,544
Others	5,593,537	2,979,368	1,716,904
	$55,620,356	$35,869,314	$34,171,201

Information about geographical areas:

	Year ended December 31,
	2021	2020	2019
Mexico	$28,060,405	$18,122,828	$17,873,633
USA	9,050,696	6,555,642	7,544,078
Brazil	17,548,823	10,608,151	8,500,592
Canada	441,856	311,761	175,686
Latin America	513,524	253,096	60,672
Other (Europe and Asia)	5,052	17,836	16,540
	$55,620,356	$35,869,314	$34,171,201

Revenues are recognized at a specific time to direct customers, when control has been transferred and there is no performance obligation included that could affect the acceptance of the product by the customer.